RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

On May 18, 2023 the Company determined that it not had not properly accounted for certain warrants issued by the Company in 2021 with provisions (the “down round provisions”) that required the lowering of the exercise price of the warrant and a proportionate increase in the number of shares underlying the warrants upon the issuance of new securities at a price per shares that is lower than the exercise price of the original warrant as per ASU 2017-11. The Company did not properly account for such down round provisions when the criteria for revaluation was met. The down round provisions require the Company to record a non-cash charge for the incremental fair value of the additional shares to be issued upon the occurrence of the triggering event which is $1,794,704 and $814,552 for the years ended December 31,2022 and 2021, respectively.

The Company’s management and the Audit Committee of the Company’s Board of Directors (the “Audit Committee”), after discussion with Company legal advisors, concluded that it is appropriate to restate the Company’s previously issued: (i) audited financial statements as of December 31, 2022 and 2021, which were included in the Company’s Annual Reports on Form 10-K, originally filed with the SEC on March 23, 2023, respectively, and (ii) unaudited financial statements for the quarters ended September 30, 2021, March 31, 2022, June 30, 2022, and September 30, 2022, which were included in the Company’s Quarterly Reports on Form 10-Q, originally filed with the SEC on November 15, 2021, May 12, 2022, August 12, 2022, and November 14, 2022, respectively (the “Impacted Filings”). Considering such restatements, the Company concluded that the financial statements included in the Impacted Filings should no longer be relied upon. Similarly, any previously furnished or filed reports, related earnings releases, investor presentations or similar communications of the Company describing the Company’s financial results included in the Impacted Filings should no longer be relied upon. The March 31, 2022 and June 30, 2022 interim financial statements included on Form 10-Q are not being restated. The updated totals for warrants outstanding at the end of each of these periods is presented below.  All other information included in the interim financial statements is unchanged.

The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the periods, indicated:

Audit Periods

	For the Years Ended
	December 31, 2022			December 31,2021
	As Reported	Restatement Adjustment	As Restated	As Reported	Restatement Adjustment	As Restated
Net loss	$(6,079,824)	$-	$(6,079,824)	$(4,964,182)	$-	$(4,964,182)

Dividend to Common Stockholders	-	(1,794,704)	(1,794,704)	-	(814,552)	(814,552)

Net loss attributable to Common Stockholders	$(6,079,824)	$(1,794,704)	$(7,874,528)	$(4,964,182)	$(814,552)	$(5,778,734)
Net loss per share available to common stockholders, basic and diluted	$(0.04)	$(0.01)	$(0.05)	$(0.03)	$(0.01)	$(0.04)

Weighted average number of shares, basic and diluted	172,123,855		172,123,855	146,726,959		146,726,959

Quarterly Periods

	As Reported	Additional Warrants Related to Down Round	As Restated
March 31, 2022	10,600,000	8,750,000	19,350,000
June 30, 2022	10,600,000	8,750,000	19,350,000